Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-1561860
Plan number	002
Participant loan, cost	$ 0
Participant loan, current value	28,087,906
Total Cost	2,442,307,515
Total Current Value	$ 3,760,343,798
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	9.50%
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 2,086,664,827
Current Value	3,192,944,512
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	89,095,878
Current Value	101,751,231
Stable value portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	171,427,516
Current Value	166,706,823
Investment, Identifier [Axis]: Collective Trust Funds | Allspring Core Plus Bond CIT D1
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,363,731
Cost	64,337,129
Current Value	67,813,188
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,522,908
Cost	83,058,128
Current Value	100,820,695
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,146,667
Cost	97,584,756
Current Value	121,999,044
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,244,509
Cost	86,512,723
Current Value	112,256,622
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,080,411
Cost	103,468,464
Current Value	139,021,305
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,034,610
Cost	86,919,475
Current Value	120,400,192
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,222,952
Cost	56,246,660
Current Value	78,367,367
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,187,641
Cost	38,282,641
Current Value	53,231,206
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,105,587
Cost	17,224,755
Current Value	22,096,261
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	127,004
Cost	1,459,990
Current Value	1,532,094
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath® Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,325,663
Cost	75,415,526
Current Value	84,804,801
Investment, Identifier [Axis]: Collective Trust Funds | Jennison U.S. Small/Mid Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	987,019
Cost	97,576,839
Current Value	113,605,896
Investment, Identifier [Axis]: Collective Trust Funds | MFS International Equity Fund Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,154,161
Cost	69,003,008
Current Value	94,382,542
Investment, Identifier [Axis]: Collective Trust Funds | Northern Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,474,642
Cost	22,474,642
Current Value	22,474,642
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Collective Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,177,165
Cost	125,198,810
Current Value	135,350,474
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Collective All Country World ex-US Investable Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,017,704
Cost	159,737,884
Current Value	257,601,252
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Collective Russell 2000 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	612,432
Cost	76,110,533
Current Value	112,528,202
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Collective S&P 400 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	833,144
Cost	104,929,509
Current Value	172,877,285
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Collective S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,324,485
Cost	438,749,966
Current Value	1,056,355,076
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Treasury-Inflation Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	391,556
Cost	46,225,383
Current Value	49,872,430
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Institutional U.S. Structured Research Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,755,540
Cost	236,148,006
Current Value	275,553,938
Investment, Identifier [Axis]: Mutual Funds | DFA Emerging Markets Core Equity Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,972,028
Cost	44,016,388
Current Value	57,346,587
Investment, Identifier [Axis]: Mutual Funds | PIMCO All Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,549,224
Cost	29,435,073
Current Value	29,112,132
Investment, Identifier [Axis]: Mutual Funds | PIMCO International Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,540,031
Cost	15,644,417
Current Value	15,292,512
Investment, Identifier [Axis]: Northern Trust common stock funds | Northern Trust Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,982,966
Cost	95,119,294
Current Value	270,853,326
Investment, Identifier [Axis]: Stable Value Portfolio | Metropolitan Tower Life Insurance
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,281,941
Cost	28,281,941
Current Value	27,521,129
Investment, Identifier [Axis]: Stable Value Portfolio | Nationwide Life Insurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,756,696
Cost	28,756,696
Current Value	27,982,018
Investment, Identifier [Axis]: Stable Value Portfolio | Prudential Insurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,627,923
Cost	28,627,923
Current Value	27,874,567
Investment, Identifier [Axis]: Stable Value Portfolio | RGA Reinsurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,757,628
Cost	28,757,628
Current Value	27,985,846
Investment, Identifier [Axis]: Stable Value Portfolio | Transamerica Premier Life Insurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,338,907
Cost	28,338,907
Current Value	27,506,956
Investment, Identifier [Axis]: Stable Value Portfolio | Voya Retirement Insurance
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,664,421
Cost	28,664,421
Current Value	$ 27,836,307